Annual Operating Expenses - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2050 Fund - Fidelity Freedom Blend 2050 Fund	Sep. 08, 2023
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.49%	[1]

[1]	AAdjusted to reflect current fees.